Fees Summary	Aug. 02, 2024 USD ($)
Fees Summary [Line Items]
Total Offering	$ 2,488,682,000
Previously Paid Amount	0
Total Fee Amount	367,330
Total Offset Amount	0
Net Fee	$ 367,330